Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Doubtful Accounts - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Movement of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of period	¥ 293	¥ 136
Additions for the period		152
Written off for the period
Foreign currency translation difference	(2)	5
Balance at the end of period	¥ 291	¥ 293